Genreal and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Genreal and Administrative Expenses [Abstract]
Legal fees	$ 3,849	$ 36	$ 17
Professional services fees	2,821	339	112
Settlement in connection in one of the legal proceedings (see note 8a1.)	1,664
Salaries and related	681	224	137
Fraud from an unrelated third party (see note 8e.)		462
Impairment of fixed assets	114
Office maintenance (including rent)	98	59	46
Others	435	197	157
Total general and administrative expenses	$ 9,662